Exhibit 99.04

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
OBX2021J20065	DTI	35.87%	37.15%	Summary: Incoming Value:35.87 Audit Value: 37.15 Lender 1008 was approved with 37.38% DTI
OBX2021J20185	DTI	21.74%	22.88%	Summary: Incoming Value: 21.74 Audit Value: 22.88 Lender used a higher income for borrower.
OBX2021J20249	Borrower Self Employed	No	Yes	Summary: Incoming Value:No Audit Value: Audit value pulled from documents located in the loan file
OBX2021J20249	DTI	10.49%	10.29%	Summary: Incoming Value:10.49 Audit Value: 10.29 DTI within lender tolerance
OBX2021J20254	DTI	14.32%	14.39%	Summary: Incoming Value:14.32 Audit Value: 14.39 DTI within lender tolerance